Summary and Statutory Prospectus Supplement dated February 2, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Balanced-Risk Allocation Fund
The following information replaces in its entirety the first footnote to the table appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“[1] The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Class Y shares to 1.04%, 1.79%, 1.79%, 1.29% and 0.79%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.”

Summary and Statutory Prospectus Supplement dated February 2, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces in its entirety the first footnote to the table appearing under the heading “Fund Summaries — Invesco Balanced-Risk Allocation Fund — Fees and Expenses of the Fund”:
“1 The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.79%, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.”

Statement of Additional Information Supplement dated February 2, 2011
The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces in its entirety the ninth paragraph and the information relating to Invesco Balanced Risk Allocation Fund appearing in the table following the ninth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” on page 58 of the Statement of Additional Information:
“Invesco also has contractually agreed through at least February 28, 2011 (February 28, 2012 for Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Invesco Balanced-Risk Allocation Fund
Class A Shares	1.04%
Class B Shares	1.79%
Class C Shares	1.79%
Class R Shares	1.29%
Class Y Shares	0.79%
Institutional Class Shares	0.79%”
The following information replaces in its entirety the ninth paragraph appearing under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” on page 58 of the Statement of Additional Information:
“Such contractual fee waivers or reductions are set forth in the fee table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2011 (February 28, 2012 for Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund).”